Fees Summary	Feb. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,764,000
Previously Paid Amount	0.00
Total Fee Amount	729.37
Total Offset Amount	0.00
Net Fee	729.37
Narrative - Max Aggregate Offering Price	$ 4,764,000
Final Prospectus	true